Loans	12 Months Ended
Mar. 31, 2025
Loans
10. Loans
Loan balances included Rs. 2,288,842.6 million and Rs. 2,750,841.6 million (US$ 32,199.9 million) as of March 31, 2024 and March 31, 2025, respectively, which have been provided as collateral for borrowings and are therefore restricted.
Loans by facility as of March 31, 2024 and March 31, 2025 were as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Retail loans:
Auto loans	Rs.	1,378,523.1	Rs.	1,550,907.4	US$	18,154.1
Personal loans/Credit cards		3,119,246.7		3,426,193.3		40,105.3
Retail business banking		4,207,836.2		4,967,690.0		58,149.2
Commercial vehicle and construction equipment finance		1,619,602.9		1,862,193.6		21,797.9
Housing loans		6,993,168.0		7,141,179.0		83,591.0
Other retail loans		2,272,031.2		2,583,402.1		30,240.0

Subtotal	Rs.	19,590,408.1	Rs.	21,531,565.4	US$	252,037.5
Wholesale loans	Rs.	7,202,639.3	Rs.	7,107,245.7	US$	83,193.8

Gross loans		26,793,047.4		28,638,811.1		335,231.3
Less: Allowance for credit losses		457,346.5		535,829.3		6,272.1

Total	Rs.	26,335,700.9	Rs.	28,102,981.8	US$	328,959.2

Loans, other than crop-related agricultural loans, are generally placed on non-accrual
status and considered
non-performing
if principal or interest payments become 90 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Crop-related agricultural loans are generally placed on non-accrual
status and considered
non-performing
if principal or interest payments become 366 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Loans are returned to accrual status when the principal and interest amounts contractually due are brought current.
The maturity of gross loans as of March 31, 2025 is set out below:

	As of March 31, 2025
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	2,699,760.8	Rs.	4,710,133.3	Rs.	7,409,894.1
Over one year through five years		3,158,688.8		11,097,031.8		14,255,720.6
Over five years		1,248,796.1		5,724,400.3		6,973,196.4

Total	Rs.	7,107,245.7	Rs.	21,531,565.4	Rs.	28,638,811.1

Total	US$	83,193.8	US$	252,037.5	US$	335,231.3

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2024 and March 31, 2025.

	As of March 31, 2024
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1), (2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	6,083.8	Rs.	14,998.0	Rs.	1,357,441.3	Rs.	1,378,523.1	Rs.	14,998.0
Personal loans/Credit card		24,446.2		25,466.5		3,069,334.0		3,119,246.7		25,466.5
Retail business banking		12,571.8		53,355.4		4,141,909.0		4,207,836.2		53,355.4
Commercial vehicle and construction equipment finance		19,351.4		21,563.6		1,578,687.9		1,619,602.9		21,563.6
Housing loans		37,025.6		43,712.7		6,912,429.7		6,993,168.0		43,712.7
Other retail		26,479.0		61,520.0		2,184,032.2		2,272,031.2		61,520.0
Wholesale loans		35,202.1		106,827.7		7,060,609.5		7,202,639.3		106,827.7

Total	Rs.	161,159.9	Rs.	327,443.9	Rs.	26,304,443.6	Rs.	26,793,047.4	Rs.	327,443.9

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 35.4 billion.

	As of March 31, 2025
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1),(2)		Total		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,143.6	Rs.	16,360.1	Rs.	1,526,403.7	Rs.	1,550,907.4	Rs.	16,360.1
Personal loans/Credit card		32,386.3		28,927.7		3,364,879.3		3,426,193.3		28,927.7
Retail business banking		20,814.2		67,930.3		4,878,945.5		4,967,690.0		67,930.3
Commercial vehicle and construction equipment finance		21,153.2		28,370.4		1,812,670.0		1,862,193.6		28,370.4
Housing loans		35,639.8		50,161.9		7,055,377.3		7,141,179.0		50,161.9
Other retail		41,687.8		89,835.3		2,451,879.0		2,583,402.1		89,835.3
Wholesale loans		3,123.4		94,325.2		7,009,797.1		7,107,245.7		94,325.2

Total	Rs.	162,948.3	Rs.	375,910.9	Rs.	28,099,951.9	Rs.	28,638,811.1	Rs.	375,910.9

Total	US$	1,907.4	US$	4,400.2	US$	328,923.7	US$	335,231.3	US$	4,400.2

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.
From fiscal year 2020 the Bank has implemented the packages announced by RBI on account of the
COVID-19
pandemic which grants temporary extensions in repayment obligations to the borrowers without any interest or financial concessions. While the moratorium allowed customers (from March to August 2020) to temporarily freeze loan repayments, the loan restructuring packages eased the burden of monthly repayments. The total balance outstanding of loan facilities restructured was Rs. 72.9 billion as of March 31, 2024 and Rs. 45.7 billion (US$ 0.5 billion) as of March 31, 2025. These restructured facilities as of March 31, 2024 included retail loans and wholesale loans of Rs. 68.6 billion and Rs. 4.3 billion, respectively, and as of March 31, 2025 included retail loans and wholesale loans of Rs. 42.9 billion and Rs. 2.8 billion respectively. As stipulated by regulatory guidance, the Bank does not place loans with deferrals granted due to
COVID-19
on nonaccrual status where such loans are not otherwise reportable as nonaccrual and thus considered in the allowance for loan losses.

For retail loans, the policy and approval processes are designed to account for the Bank’s high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability and the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of the Bank’s experience and industry data, in combination with the judgment of the Bank’s senior officers. The Bank regularly mines data on its borrower account behavior as well as static data to monitor the portfolio performance of each product segment and uses these as inputs for revising the Bank’s product programs, target market definitions and credit assessment criteria to meet the Bank’s twin objectives of combining volume growth and maintenance of asset quality.
As an integral part of the credit process, the Bank has a pooling and credit rating model for its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal rating is reviewed at least annually. Disbursals under one-time
restructurings are also included.
The amount of purchased financing receivables outstanding as of March 31, 2024 and March 31, 2025 was Rs. 2,600.7 million and Rs. 1,691.8 million (US
$
19.8 million), respectively.
The following table provides information on primary credit quality indicators as of March 31, 2024:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2020		2021		2022		2023		2024		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	15,314.7	Rs.	40,203.8	Rs.	86,953.7	Rs.	198,895.3	Rs.	398,936.3	Rs.	540,605.2	Rs.	82,616.1	Rs.	—	Rs.	1,363,525.1
Non-performing		1,771.7		1,908.9		1,908.6		2,729.8		3,204.6		779.7		2,694.7		—		14,998.0

Subtotal	Rs.	17,086.4	Rs.	42,112.7	Rs.	88,862.3	Rs.	201,625.1	Rs.	402,140.9	Rs.	541,384.9	Rs.	85,310.8	Rs.	—	Rs.	1,378,523.1
Write off		1,376.8		1,913.2		1,683.1		1,835.8		1,688.5		150.7		—		—		8,648.1
Personal loans/Credit card
Performing	Rs.	4,198.8	Rs.	28,112.1	Rs.	62,604.2	Rs.	237,689.5	Rs.	642,360.7	Rs.	1,192,606.3	Rs.	560,472.3	Rs.	365,736.3	Rs.	3,093,780.2
Non-performing		726.8		1,486.5		1,668.2		3,127.9		5,912.5		2,544.9		9,674.2		325.5		25,466.5

Subtotal	Rs.	4,925.6	Rs.	29,598.6	Rs.	64,272.4	Rs.	240,817.4	Rs.	648,273.2	Rs.	1,195,151.2	Rs.	570,146.5	Rs.	366,061.8	Rs.	3,119,246.7
Write off		1,681.8		4,635.9		3,526.2		10,050.8		17,073.2		2,838.5		21,307.8		13,679.9		74,794.1
Retail business banking
Performing	Rs.	88,129.0	Rs.	62,739.9	Rs.	108,288.3	Rs.	317,668.3	Rs.	527,853.5	Rs.	701,602.8	Rs.	2,348,199.0	Rs.	—	Rs.	4,154,480.8
Non-performing		8,083.4		1,933.2		3,454.1		2,118.8		851.1		135.0		36,779.8		—		53,355.4

Subtotal	Rs.	96,212.4	Rs.	64,673.1	Rs.	111,742.4	Rs.	319,787.1	Rs.	528,704.6	Rs.	701,737.8	Rs.	2,384,978.8	Rs.	—	Rs.	4,207,836.2
Write off		1,163.3		298.8		138.6		19.7		0.2		—		9.5		—		1,630.1
Commercial vehicle and construction equipment finance
Performing	Rs.	9,984.2	Rs.	16,357.7	Rs.	33,797.5	Rs.	156,354.0	Rs.	456,722.6	Rs.	722,457.1	Rs.	202,366.2	Rs.	—	Rs.	1,598,039.3
Non-performing		2,628.4		1,628.6		2,641.9		3,588.5		4,859.6		1,204.9		5,011.7		—		21,563.6

Subtotal	Rs.	12,612.6	Rs.	17,986.3	Rs.	36,439.4	Rs.	159,942.5	Rs.	461,582.2	Rs.	723,662.0	Rs.	207,377.9	Rs.	—	Rs.	1,619,602.9
Write off		1,547.1		2,379.5		1,597.7		2,231.2		1,935.0		104.3		1.3		—		9,796.1
Housing loans
Performing	Rs.	1,351,187.2	Rs.	565,617.9	Rs.	735,921.2	Rs.	1,170,433.9	Rs.	1,476,703.5	Rs.	1,649,591.6	Rs.	—	Rs.	—	Rs.	6,949,455.3
Non-performing		22,222.3		6,506.8		5,569.9		4,869.8		3,804.6		739.3		—		—		43,712.7

Subtotal	Rs.	1,373,409.5	Rs.	572,124.7	Rs.	741,491.1	Rs.	1,175,303.7	Rs.	1,480,508.1	Rs.	1,650,330.9	Rs.	—	Rs.	—	Rs.	6,993,168.0
Write off		11,133.4		759.5		105.6		7.5		7.2		—		—		—		12,013.2
Other retail loans
Performing	Rs.	9,040.5	Rs.	9,538.8	Rs.	18,091.4	Rs.	53,746.1	Rs.	200,858.5	Rs.	721,107.1	Rs.	1,198,128.8	Rs.	—	Rs.	2,210,511.2
Non-performing		3,885.2		1,892.0		2,161.5		2,405.6		4,053.3		3,129.2		43,993.2		—		61,520.0

Subtotal	Rs.	12,925.7	Rs.	11,430.8	Rs.	20,252.9	Rs.	56,151.7	Rs.	204,911.8	Rs.	724,236.3	Rs.	1,242,122.0	Rs.	—	Rs.	2,272,031.2
Write off		1,857.3		4,453.7		1,567.6		2,088.9		3,505.0		538.8		4,519.1		—		18,530.4
Total	Rs.	1,517,172.2	Rs.	737,926.2	Rs.	1,063,060.5	Rs.	2,153,627.5	Rs.	3,726,120.8	Rs.	5,536,503.1	Rs.	4,489,936.0	Rs.	366,061.8	Rs.	19,590,408.1

Total (Write Off)	Rs.	18,759.7	Rs.	14,440.6	Rs.	8,618.8	Rs.	16,233.9	Rs.	24,209.1	Rs.	3,632.3	Rs.	25,837.7	Rs.	13,679.9	Rs.	125,412.0

The following table provides information on primary credit quality indicators as of March 31, 2025:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	16,872.3	Rs.	38,368.9	Rs.	109,709.7	Rs.	261,060.2	Rs.	403,060.5	Rs.	611,564.6	Rs.	93,911.1	Rs.	—	Rs.	1,534,547.3
Non-performing		1,124.3		1,172.5		2,224.1		4,143.9		3,631.6		1,052.2		3,011.5		—		16,360.1

Subtotal	Rs.	17,996.6	Rs.	39,541.4	Rs.	111,933.8	Rs.	265,204.1	Rs.	406,692.1	Rs.	612,616.8	Rs.	96,922.6	Rs.	—	Rs.	1,550,907.4
Write off		1,490.5		1,103.9		1,768.9		2,771.3		2,057.7		394.4		—		—		9,586.7
Personal loans/Credit card
Performing	Rs.	6,682.8	Rs.	19,129.5	Rs.	100,673.9	Rs.	320,434.6	Rs.	623,756.2	Rs.	1,238,873.6	Rs.	661,166.9	Rs.	426,548.1	Rs.	3,397,265.6
Non-performing		543.1		966.9		1,807.2		4,805.9		5,657.0		2,389.8		11,767.8		990.0		28,927.7

Subtotal	Rs.	7,225.9	Rs.	20,096.4	Rs.	102,481.1	Rs.	325,240.5	Rs.	629,413.2	Rs.	1,241,263.4	Rs.	672,934.7	Rs.	427,538.1	Rs.	3,426,193.3
Write off		2,263.9		1,559.0		5,988.1		18,451.4		21,504.4		4,065.9		25,111.9		16,801.6		95,746.2
Retail business banking
Performing	Rs.	84,507.8	Rs.	59,255.0	Rs.	204,872.5	Rs.	402,892.1	Rs.	627,467.3	Rs.	769,923.2	Rs.	2,750,841.8	Rs.	—	Rs.	4,899,759.7
Non-performing		5,779.0		3,713.2		3,449.7		3,293.4		1,546.1		191.8		49,957.1		—		67,930.3

Subtotal	Rs.	90,286.8	Rs.	62,968.2	Rs.	208,322.2	Rs.	406,185.5	Rs.	629,013.4	Rs.	770,115.0	Rs.	2,800,798.9	Rs.	—	Rs.	4,967,690.0
Write off		1,382.6		176.1		270.1		39.7		44.5		125.9		22.1		—		2,061.0
Commercial vehicle and construction equipment finance
Performing	Rs.	9,615.7	Rs.	7,142.1	Rs.	61,927.7	Rs.	263,199.8	Rs.	507,988.5	Rs.	739,656.0	Rs.	244,293.4	Rs.	—	Rs.	1,833,823.2
Non-performing		906.6		1,388.2		2,463.7		7,286.5		8,047.8		1,399.6		6,878.0		—		28,370.4

Subtotal	Rs.	10,522.3	Rs.	8,530.3	Rs.	64,391.4	Rs.	270,486.3	Rs.	516,036.3	Rs.	741,055.6	Rs.	251,171.4	Rs.	—	Rs.	1,862,193.6
Write off		1,242.2		853.3		2,499.5		4,319.4		2,794.0		2,555.9		6.0		—		14,270.3
Housing loans
Performing	Rs.	1,488,044.3	Rs.	590,450.9	Rs.	910,615.5	Rs.	1,182,559.1	Rs.	1,626,523.9	Rs.	1,292,823.4	Rs.	—	Rs.	—	Rs.	7,091,017.1
Non-performing		25,341.0		6,041.4		6,946.4		7,306.7		3,952.9		573.5		—		—		50,161.9

Subtotal	Rs.	1,513,385.3	Rs.	596,492.3	Rs.	917,561.9	Rs.	1,189,865.8	Rs.	1,630,476.8	Rs.	1,293,396.9	Rs.	—	Rs.	—	Rs.	7,141,179.0
Write off		3,091.7		477.1		79.8		5.1		23.0		—		—		—		3,676.7
Other retail loans
Performing	Rs.	15,220.9	Rs.	9,225.1	Rs.	29,591.7	Rs.	84,335.1	Rs.	312,070.2	Rs.	676,203.4	Rs.	1,366,920.4	Rs.	—	Rs.	2,493,566.8
Non-performing		5,904.0		1,256.1		1,776.7		5,873.5		28,568.9		3,940.3		42,515.8		—		89,835.3

Subtotal	Rs.	21,124.9	Rs.	10,481.2	Rs.	31,368.4	Rs.	90,208.6	Rs.	340,639.1	Rs.	680,143.7	Rs.	1,409,436.2	Rs.	—	Rs.	2,583,402.1
Write off		4,082.3		956.3		1,123.0		4,228.7		3,590.0		957.4		4,911.8		—		19,849.5
Total	Rs.	1,660,541.8	Rs.	738,109.8	Rs.	1,436,058.8	Rs.	2,547,190.8	Rs.	4,152,270.9	Rs.	5,338,591.4	Rs.	5,231,263.8	Rs.	427,538.1	Rs.	21,531,565.4

Total	US$	19,437.5	US$	8,639.9	US$	16,809.8	US$	29,816.1	US$	48,604.4	US$	62,490.8	US$	61,234.5	US$	5,004.5	US$	252,037.5
Total (Write Off)	Rs.	13,553.2	Rs.	5,125.7	Rs.	11,729.4	Rs.	29,815.6	Rs.	30,013.6	Rs.	8,099.5	Rs.	30,051.8	Rs.	16,801.6	Rs.	145,190.4

Total (Write Off)	US$	158.6	US$	60.0	US$	137.3	US$	349.0	US$	351.3	US$	94.8	US$	351.8	US$	196.7	US$	1,699.5

Wholesale Loans
The Bank has a process in place for grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/non-performing.
Wholesale loans that are not
non-performing
are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories: industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.
The following table provides information on primary credit quality indicators as of March 31, 2024.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2020		2021		2022		2023		2024		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	186,460.1	Rs.	264,241.1	Rs.	560,195.2	Rs.	957,023.5	Rs.	1,200,992.0	Rs.	2,071,787.5	Rs.	1,773,221.5	Rs.	7,013,920.9
Labeled		14,723.3		757.2		17,488.3		14,588.1		16,225.0		11,623.4		6,485.4		81,890.7
Non-performing		45,730.4		3,725.9		14,614.8		8,719.0		5,017.9		7,133.1		21,886.6		106,827.7

Total	Rs.	246,913.8	Rs.	268,724.2	Rs.	592,298.3	Rs.	980,330.6	Rs.	1,222,234.9	Rs.	2,090,544.0	Rs.	1,801,593.5	Rs.	7,202,639.3

Total Write off	Rs.	2,585.0	Rs.	264.3	Rs.	—	Rs.	—	Rs.	481.5	Rs.	—	Rs.	244.4	Rs.	3,575.2

The following table provides information on primary credit quality indicators as of March 31, 2025.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2021		2022		2023		2024		2025		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	303,812.7	Rs.	393,131.7	Rs.	674,953.6	Rs.	863,574.4	Rs.	1,483,506.6	Rs.	1,395,844.6	Rs.	1,841,034.8	Rs.	6,955,858.4
Labeled		2,577.7		9,883.5		11,399.0		12,831.6		5,985.4		1,576.3		12,808.6		57,062.1
Non-performing		26,166.1		11,899.6		7,852.5		1,305.1		23,368.8		—		23,733.1		94,325.2

Total	Rs.	332,556.5	Rs.	414,914.8	Rs.	694,205.1	Rs.	877,711.1	Rs.	1,512,860.8	Rs.	1,397,420.9	Rs.	1,877,576.5	Rs.	7,107,245.7

Total Write off	Rs.	10.9	Rs.	2.1	Rs.	—	Rs.	—	Rs.	708.0	Rs.	—	Rs.	3,478.2	Rs.	4,199.2

Total	US$	3,892.7	US$	4,856.8	US$	8,126.0	US$	10,274.0	US$	17,708.8	US$	16,357.5	US$	21,978.0	US$	83,193.8

Total (Write Off)	US$	0.1	US$	—	US$	—	US$	—	US$	8.3	US$	—	US$	40.7	US$	49.1

Non-performing
loans by industry as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31, 2024
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	68,976.4
— Real Estate & Property services		65,195.3
— Agri Production—Food		30,493.3
— Others (none greater than 5% of non-performing loans)		162,778.9

Total	Rs.	327,443.9

	As of March 31, 2025
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs. 79,499.2	US$	930.6
— Real Estate & Property services	59,831.5		700.4
— Agri Production—Food	28,230.0		330.4
— Animal Husbandry	25,425.7		297.6
— Retail Trade	19,757.7		231.3
— Others (none greater than 5% of non-performing loans)	163,166.8		1,909.9

Total	Rs. 375,910.9	US$	4,400.2

Summary information relating to interest income recognized on non-performing
loans during the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025 is as follows:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Interest income recognized on non-performing loans	Rs.	7,738.0	Rs.	9,675.9	Rs.	10,884.1	US$	127.4

A loan is collateral dependent when the borrower is experiencing financial difficulty and repayment of the loan is dependent on the sale or operation of the underlying collateral. Such loans are carried at fair value based on current values determined by either independent appraisals or internal evaluations, adjusted for selling costs or other amounts to be deducted when estimating expected net sales proceeds. For the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, the Bank did not have collateral-dependent loans wherein the borrower is experiencing financial difficulty and the repayment of the loan is dependent on the sale of the underlying collateral.
Allowances for credit losses as of March 31, 2023 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8
Write-offs		(10,456.0)		(88,744.9)		(3,987.8)		(15,270.1)		(479.0)		(15,769.9)		(3,156.0)		(137,863.7)
Net allowance for credit losses (*)		2,522.1		76,812.9		18,907.6		14,649.8		1,056.7		26,345.3		(9,938.0)		130,356.4
Allowance for credit losses, end of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5

Allowance for credit losses:
Individually evaluated allowance	Rs.	4.6	Rs.	—	Rs.	2,320.3	Rs.	15.0	Rs.	—	Rs.	92.1	Rs.	29,264.6	Rs.	31,696.6
Collectively evaluated allowance		33,830.9		99,634.4		61,654.5		31,115.6		3,269.9		71,920.3		32,042.3		333,467.9
Loans:
Individually evaluated loans		16.4		0.8		2,782.0		290.8		—		92.3		33,879.5		37,061.8
Collectively evaluated loans		1,221,081.2		2,782,827.7		3,375,843.2		1,285,597.0		1,020,901.6		1,817,147.3		5,877,632.6		17,381,030.6

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 56,142.6 million. Recoveries from retail loans is Rs. 53,374.2 million and from wholesale loans is Rs. 2,768.4 million.

Allowances for credit losses as of March 31, 2024 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		2,927.9		—		36,487.3		39,415.2
Write-offs		(8,648.1)		(74,794.1)		(1,630.1)		(9,796.1)		(12,013.2)		(18,530.4)		(3,575.2)		(128,987.2)
Net allowance for credit losses (*)		4,761.5		92,159.3		12,955.8		10,761.6		15,722.2		26,971.8		18,421.8		181,754.0
Allowance for credit losses, end of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5

Allowance for credit losses:
Individually evaluated allowance	Rs.	8.0	Rs.	1.0	Rs.	2,498.3	Rs.	184.4	Rs.	—	Rs.	156.8	Rs.	68,886.9	Rs.	71,735.4
Collectively evaluated allowance		29,940.9		116,998.6		72,802.2		31,911.7		9,906.8		80,297.0		43,753.9		385,611.1
Loans:
Individually evaluated loans		8.0		1.0		2,924.9		184.4		—		156.8		107,439.4		110,714.5
Collectively evaluated loans		1,378,515.1		3,119,245.7		4,204,911.3		1,619,418.5		6,993,168.0		2,271,874.4		7,095,199.9		26,682,332.9

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 48,690.9 million. Recoveries from retail loans is Rs. 44,432.2 million and from wholesale loans is Rs. 4,258.7 million.

Allowances for credit losses as of March 31, 2025 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	29,948.9	Rs.	116,999.6	Rs.	75,300.5	Rs.	32,096.1	Rs.	9,906.8	Rs.	80,453.8	Rs.	112,640.8	Rs.	457,346.5	US$	5,353.4
Allowance for credit losses on PCD Loans at acquisition		—		—		—		—		—		—		—		—		—
Write-offs		(9,586.7)		(95,746.2)		(2,061.0)		(14,270.3)		(3,676.7)		(19,849.5)		(4,199.2)		(149,389.6)		(1,748.7)
Net allowance for credit losses (*)		17,085.4		114,516.3		24,429.6		20,223.4		9,290.8		51,078.2		(8,751.3)		227,872.4		2,667.4
Allowance for credit losses, end of the period	Rs.	37,447.6	Rs.	135,769.7	Rs.	97,669.1	Rs.	38,049.2	Rs.	15,520.9	Rs.	111,682.5	Rs.	99,690.3	Rs.	535,829.3	US$	6,272.1

Allowance for credit losses:
Individually evaluated allowance	Rs.	3.0	Rs.	—	Rs.	2,691.1	Rs.	281.1	Rs.	0.6	Rs.	532.7	Rs.	58,385.5	Rs.	61,894.0	US$	724.5
Collectively evaluated allowance		37,444.6		135,769.7		94,978.0		37,768.1		15,520.3		111,149.8		41,304.8		473,935.3		5,547.6
Loans:		—		—		—		—		—		—		—
Individually evaluated loans		3.5		—		3,087.8		426.5		1.9		533.4		90,447.5		94,500.6		1,106.2
Collectively evaluated loans		1,550,903.9		3,426,193.3		4,964,602.2		1,861,767.1		7,141,177.1		2,582,868.7		7,016,798.2		28,544,310.5		334,125.1

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs. 46,492.3 million (US$ 544.3 million). Recoveries from retail loans is Rs. 46,314.2 million and from wholesale loans is Rs. 178.1 million.

The allowance for credit losses is assessed at each period end and the increase/(decrease), as the case may be, is recorded in the consolidated statement of income under allowance for credit losses net of recoveries against write-offs.
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Wholesale loans	Rs.	363,842.1	Rs.	555,377.8	Rs.	564,679.4	US$	6,609.8
Retail loans		987,975.9		1,617,982.2		1,941,839.3		22,730.2
Other loans		—		21,165.5		—		—

Total	Rs.	1,351,818.0	Rs.	2,194,525.5	Rs.	2,506,518.7	US$	29,340.0